Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-1
Statement to Securityholders
Determination Date: August 12, 2026

Payment Date	8/17/2026
Collection Period Start	7/1/2026
Collection Period End	7/31/2026
Interest Period Start	7/15/2026
Interest Period End	8/16/2026

Cut-Off Date Net Pool Balance	$1,495,738,191.10
Cut-Off Date Adjusted Pool Balance	$1,356,480,551.60

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Mar-24
Class A-2 Notes	$—	$—	$—	—	May-26
Class A-3 Notes	$58,456,953.86	$16,282,384.97	$42,174,568.89	0.088789	Feb-28
Class A-4 Notes	$98,700,000.00	$—	$98,700,000.00	1.000000	Aug-28
Class B Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class C Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class D Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	May-29
Total Notes	$197,836,953.86	$16,282,384.97	$181,554,568.89

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$217,013,935.35	$199,277,155.67	0.133230
YSOC Amount	$15,785,780.11	$14,331,385.40
Adjusted Pool Balance	$201,228,155.24	$184,945,770.27
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Reserve Account Balance	$3,391,201.38	$3,391,201.38

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	4.90000%	ACT/360	$—
Class A-2 Notes	$—	5.20000%	30/360	$—
Class A-3 Notes	$58,456,953.86	4.87000%	30/360	$237,237.80
Class A-4 Notes	$98,700,000.00	4.76000%	30/360	$391,510.00
Class B Notes	$13,560,000.00	5.07000%	30/360	$57,291.00
Class C Notes	$13,560,000.00	5.36000%	30/360	$60,568.00
Class D Notes	$13,560,000.00	6.34000%	30/360	$71,642.00
Total Notes	$197,836,953.86			$818,248.80

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$217,013,935.35	$199,277,155.67
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$201,228,155.24	$184,945,770.27
Number of Receivables Outstanding	25,888	24,946
Weighted Average Contract Rate	4.01%	4.02%
Weighted Average Remaining Term (months)	21.0	20.1

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$732,680.65
Principal Collections	$17,545,994.67
Liquidation Proceeds	$169,275.21
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$18,447,950.53
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$18,447,950.53

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$180,844.95	$180,844.95	$—	$—	$18,267,105.58
Interest - Class A-1 Notes	$—	$—	$—	$—	$18,267,105.58
Interest - Class A-2 Notes	$—	$—	$—	$—	$18,267,105.58
Interest - Class A-3 Notes	$237,237.80	$237,237.80	$—	$—	$18,029,867.78
Interest - Class A-4 Notes	$391,510.00	$391,510.00	$—	$—	$17,638,357.78
First Allocation of Principal	$—	$—	$—	$—	$17,638,357.78
Interest - Class B Notes	$57,291.00	$57,291.00	$—	$—	$17,581,066.78
Second Allocation of Principal	$—	$—	$—	$—	$17,581,066.78
Interest - Class C Notes	$60,568.00	$60,568.00	$—	$—	$17,520,498.78
Third Allocation of Principal	$—	$—	$—	$—	$17,520,498.78
Interest - Class D Notes	$71,642.00	$71,642.00	$—	$—	$17,448,856.78
Fourth Allocation of Principal	$12,891,183.59	$12,891,183.59	$—	$—	$4,557,673.19
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,557,673.19
Regular Principal Distribution Amount	$3,391,201.38	$3,391,201.38	$—	$—	$1,166,471.81
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,166,471.81
Remaining Funds to Certificates	$1,166,471.81	$1,166,471.81	$—	$—	$—
Total	$18,447,950.53	$18,447,950.53	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$15,785,780.11
Increase/(Decrease)	$(1,454,394.71)
Ending YSOC Amount	$14,331,385.40

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$201,228,155.24	$184,945,770.27
Note Balance	$197,836,953.86	$181,554,568.89
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Target Overcollateralization Amount	$3,391,201.38	$3,391,201.38
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,201.38
Beginning Reserve Account Balance	$3,391,201.38
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,201.38

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.10%	20	$190,785.01
Liquidation Proceeds of Defaulted Receivables[2]	0.08%	190	$169,275.21
Monthly Net Losses (Liquidation Proceeds)			$21,509.80
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.18)%
Second Preceding Collection Period			0.20%
Preceding Collection Period			0.02%
Current Collection Period			0.12%
Four-Month Average Net Loss Ratio			0.04%
Cumulative Net Losses for All Periods			$4,647,318.52
Cumulative Net Loss Ratio			0.31%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.52%	80	$1,036,941.80
60-89 Days Delinquent	0.22%	35	$430,441.48
90-119 Days Delinquent	0.05%	7	$103,659.24
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.79%	122	$1,571,042.52

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		1	$15,648.60
Total Repossessed Inventory		5	$62,901.55

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		42	$534,100.72
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.28%
Second Preceding Collection Period			0.27%
Preceding Collection Period			0.25%
Current Collection Period			0.27%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of July 2026.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.43	0.22%	46	0.18%